Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Total assets held for sale	€ 908,000,000	€ 398,000,000
Liabilities included in disposal groups	€ 2,100,000,000	252,000,000
Unrealized net gains or losses relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss)		€ 0
Transfer of Global Prime Finance and Electronic Equities platform to BNP Paribas S.A. [Abstract]
Percentage Stake in jointventure with BlackFin	0.30